Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.2%

Security	Shares	Value
Aerospace & Defense — 1.3%
Safran S.A.	335,178	$40,579,738

		$40,579,738

Air Freight & Logistics — 0.8%
GXO Logistics, Inc.(1)(2)	312,862	$25,407,523

		$25,407,523

Automobiles — 1.4%
Stellantis NV	2,118,158	$40,899,235

		$40,899,235

Banks — 8.0%
Banco Santander S.A.	6,807,836	$23,872,371
Citigroup, Inc.(2)	541,392	35,255,447
Credit Agricole S.A.	2,136,412	32,141,133
HDFC Bank, Ltd.	1,073,302	21,568,564
HSBC Holdings PLC(1)	4,218,588	30,025,119
M&T Bank Corp.	193,443	32,765,375
Standard Chartered PLC	2,947,950	21,469,180
Svenska Handelsbanken AB, Class A	2,047,292	21,819,129
Toronto-Dominion Bank (The)	319,171	25,563,308

		$244,479,626

Beverages — 3.6%
Coca-Cola Co. (The)(2)	1,043,211	$63,646,303
Diageo PLC(2)	931,472	47,003,341

		$110,649,644

Biotechnology — 0.7%
CSL, Ltd.	114,682	$21,243,990

		$21,243,990

Building Products — 1.3%
Assa Abloy AB, Class B(2)	712,030	$19,496,869
Kingspan Group PLC	197,521	19,012,787

		$38,509,656

Capital Markets — 1.1%
State Street Corp.(2)	346,953	$32,787,058

		$32,787,058

Construction Materials — 1.0%
CRH PLC	630,746	$31,657,386

		$31,657,386

Diversified Financial Services — 0.7%
London Stock Exchange Group PLC	214,666	$21,018,681

		$21,018,681

Security	Shares	Value
Electric Utilities — 2.5%
Iberdrola S.A.	4,412,977	$50,595,047
NextEra Energy, Inc.(2)	314,933	24,602,566

		$75,197,613

Electrical Equipment — 2.4%
AMETEK, Inc.(2)	308,182	$42,150,052
Schneider Electric SE	186,213	31,543,610

		$73,693,662

Electronic Equipment, Instruments & Components — 3.4%
CDW Corp.(2)	203,585	$38,487,744
Halma PLC	452,908	15,350,714
Keyence Corp.	33,200	17,029,024
TE Connectivity, Ltd.(2)	220,145	31,482,936

		$102,350,418

Entertainment — 2.2%
Nintendo Co., Ltd.	30,811	$15,098,665
Walt Disney Co. (The)(1)(2)	354,015	50,613,525

		$65,712,190

Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.(2)	77,022	$19,371,033

		$19,371,033

Food Products — 3.8%
Mondelez International, Inc., Class A(2)	869,640	$58,291,969
Nestle S.A.(2)	448,546	57,924,461

		$116,216,430

Health Care Equipment & Supplies — 3.9%
Alcon, Inc.	220,550	$17,006,304
Boston Scientific Corp.(1)(2)	1,126,864	48,342,466
Intuitive Surgical, Inc.(1)(2)	114,607	32,569,017
Straumann Holding AG	11,747	19,465,760

		$117,383,547

Health Care Providers & Services — 1.0%
Anthem, Inc.	71,122	$31,364,091

		$31,364,091

Hotels, Restaurants & Leisure — 2.1%
Compass Group PLC	1,937,184	$44,027,590
InterContinental Hotels Group PLC(1)	311,274	20,566,926

		$64,594,516

Industrial Conglomerates — 1.4%
Siemens AG	264,220	$41,950,501

		$41,950,501

Insurance — 2.0%
AIA Group, Ltd.	2,502,408	$26,124,664
Allstate Corp. (The)	123,489	14,901,418
Arch Capital Group, Ltd.(1)(2)	444,803	20,603,275

		$61,629,357

Security	Shares	Value
Interactive Media & Services — 5.9%
Alphabet, Inc., Class C(1)(2)	46,334	$125,749,086
Meta Platforms, Inc., Class A(1)(2)	174,585	54,690,497

		$180,439,583

Internet & Direct Marketing Retail — 3.1%
Amazon.com, Inc.(1)(2)	31,526	$94,309,083

		$94,309,083

IT Services — 5.0%
Amadeus IT Group S.A.(1)	469,998	$32,317,157
Fidelity National Information Services, Inc.(2)	366,663	43,970,227
Global Payments, Inc.	186,986	28,025,462
Visa, Inc., Class A(2)	214,928	48,610,266

		$152,923,112

Leisure Products — 0.6%
Yamaha Corp.(2)	408,669	$18,616,977

		$18,616,977

Life Sciences Tools & Services — 0.8%
Lonza Group AG(1)	36,568	$25,211,510

		$25,211,510

Machinery — 3.3%
Graco, Inc.	314,177	$22,796,683
Ingersoll Rand, Inc.(2)	559,083	31,426,055
SMC Corp.	46,075	25,698,861
Stanley Black & Decker, Inc.(2)	123,131	21,504,829

		$101,426,428

Metals & Mining — 1.4%
Anglo American PLC	576,744	$25,426,036
Rio Tinto, Ltd.(2)	222,894	17,721,336

		$43,147,372

Multi-Utilities — 0.5%
CMS Energy Corp.(2)	213,074	$13,717,704

		$13,717,704

Oil, Gas & Consumable Fuels — 4.2%
ConocoPhillips(2)	528,308	$46,818,655
EOG Resources, Inc.(2)	412,895	46,029,535
Pioneer Natural Resources Co.(2)	156,362	34,226,078

		$127,074,268

Personal Products — 0.4%
Kose Corp.	121,669	$11,124,139

		$11,124,139

Pharmaceuticals — 8.1%
AstraZeneca PLC	375,670	$43,700,915
Eli Lilly & Co.(2)	134,819	33,083,235
Novo Nordisk A/S, Class B	397,024	39,491,281
Roche Holding AG PC(2)	127,616	49,387,284
Sanofi	421,151	44,036,395
Zoetis, Inc.(2)	178,351	35,632,746

		$245,331,856

Security	Shares	Value
Professional Services — 2.7%
Recruit Holdings Co., Ltd.	393,763	$19,463,145
RELX PLC	1,270,191	39,071,564
Verisk Analytics, Inc.(2)	116,661	22,880,722

		$81,415,431

Semiconductors & Semiconductor Equipment — 5.2%
ASML Holding NV(2)	67,449	$45,682,835
Infineon Technologies AG	730,766	30,347,063
Micron Technology, Inc.(2)	474,235	39,015,313
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(2)	360,245	44,176,844

		$159,222,055

Software — 6.3%
Adobe, Inc.(1)(2)	62,455	$33,369,707
Intuit, Inc.	44,841	24,897,068
Microsoft Corp.(2)	433,167	134,706,274

		$192,973,049

Specialty Retail — 2.2%
Lowe’s Cos., Inc.(2)	115,661	$27,452,138
TJX Cos., Inc. (The)(2)	538,374	38,746,777

		$66,198,915

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.(2)	495,453	$86,595,275

		$86,595,275

Textiles, Apparel & Luxury Goods — 2.4%
adidas AG(2)	150,576	$41,320,642
LVMH Moet Hennessy Louis Vuitton SE	38,593	31,699,411

		$73,020,053

Total Common Stocks (identified cost $1,978,193,973)		$3,049,442,705

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(3)	6,631,046	$6,630,382

Total Short-Term Investments (identified cost $6,630,382)		$6,630,382

Total Investments — 100.4% (identified cost $1,984,824,355)		$3,056,073,087

Total Written Call Options — (0.5)% (premiums received $18,294,010)		$(14,424,745)

Other Assets, Less Liabilities — 0.1%		$3,197,831

Net Assets — 100.0%		$3,044,846,173

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged as collateral for written options.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	56.9%	$1,738,424,830
United Kingdom	10.1	307,660,066
France	5.9	180,000,287
Switzerland	5.5	168,995,319
Germany	3.7	113,618,206
Japan	3.5	107,030,811
Spain	3.5	106,784,575
Ireland	1.7	50,670,173
Netherlands	1.5	45,682,835
Taiwan	1.4	44,176,844
Sweden	1.3	41,315,998
Denmark	1.3	39,491,281
Australia	1.3	38,965,326
Hong Kong	0.9	26,124,664
Canada	0.8	25,563,308
India	0.7	21,568,564

Total Investments	100.0%	$3,056,073,087

Written Call Options — (0.5)%

Exchange-Traded Options — (0.5)%

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,290	EUR	53,852,340	EUR	4,375	2/4/22	$(17,368)
Dow Jones Euro Stoxx 50 Index	1,280	EUR	53,434,880	EUR	4,350	2/11/22	(88,486)
Dow Jones Euro Stoxx 50 Index	1,290	EUR	53,852,340	EUR	4,325	2/18/22	(258,021)
Dow Jones Euro Stoxx 50 Index	1,260	EUR	52,599,960	EUR	4,225	2/25/22	(883,398)
FTSE 100 Index	620	GBP	46,279,094	GBP	7,625	2/18/22	(352,850)
Nikkei 225 Index	170	JPY	4,590,336,600	JPY	29,375	2/4/22	(83)
Nikkei 225 Index	180	JPY	4,860,356,400	JPY	28,875	2/10/22	(16,162)
Nikkei 225 Index	180	JPY	4,860,356,400	JPY	28,250	2/18/22	(158,376)
Nikkei 225 Index	170	JPY	4,590,336,600	JPY	27,500	2/25/22	(558,011)
S&P 500 Index	178	USD	80,376,790	USD	4,830	2/2/22	(445)
S&P 500 Index	179	USD	80,828,345	USD	4,740	2/4/22	(6,265)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
S&P 500 Index	182	USD	82,183,010	USD	4,675	2/7/22	$(54,600)
S&P 500 Index	178	USD	80,376,790	USD	4,790	2/9/22	(12,460)
S&P 500 Index	182	USD	82,183,010	USD	4,700	2/11/22	(106,470)
S&P 500 Index	184	USD	83,086,120	USD	4,650	2/14/22	(274,160)
S&P 500 Index	181	USD	81,731,455	USD	4,660	2/16/22	(297,745)
S&P 500 Index	185	USD	83,537,675	USD	4,525	2/18/22	(1,350,500)
S&P 500 Index	186	USD	83,989,230	USD	4,400	2/22/22	(2,993,670)
S&P 500 Index	179	USD	80,828,345	USD	4,470	2/23/22	(2,018,225)
S&P 500 Index	182	USD	82,183,010	USD	4,380	2/25/22	(3,316,950)
S&P 500 Index	180	USD	81,279,900	USD	4,515	2/28/22	(1,660,500)

Total							$(14,424,745)

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

At January 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At January 31, 2022, the value of the Fund’s investment in affiliated issuers and funds was $6,630,382, which represents 0.2% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period

Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$19,687,725	$—	$(21,114,821)	$4,088,023	$(2,660,927)	$—	$—	—
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	—	102,533,204	(95,902,822)	—	—	6,630,382	1,676	6,631,046

Totals				$4,088,023	$(2,660,927)	$6,630,382	$1,676

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$231,053,108	$15,098,665	$—	$246,151,773
Consumer Discretionary	160,507,998	197,130,781	—	357,638,779
Consumer Staples	121,938,272	116,051,941	—	237,990,213
Energy	127,074,268	—	—	127,074,268
Financials	161,875,881	198,038,841	—	359,914,722
Health Care	180,991,555	259,543,439	—	440,534,994
Industrials	166,165,864	236,817,075	—	402,982,939
Information Technology	553,337,116	140,726,793	—	694,063,909
Materials	—	74,804,758	—	74,804,758
Real Estate	19,371,033	—	—	19,371,033
Utilities	38,320,270	50,595,047	—	88,915,317
Total Common Stocks	$1,760,635,365	$1,288,807,340 *	$—	$3,049,442,705
Short-Term Investments	$—	$6,630,382	$—	$6,630,382
Total Investments	$1,760,635,365	$1,295,437,722	$—	$3,056,073,087

Liability Description
Written Call Options	$(12,091,990)	$(2,332,755)	$—	$(14,424,745)
Total	$(12,091,990)	$(2,332,755)	$—	$(14,424,745)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.